Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Summary of basic and diluted loss per share

	2023	2022

Net loss for the year	$28,569	$28,669
Weighted average number of common shares	21,182,558	20,829,861
Basic and diluted loss per share	$1.35	$1.38